Assets Held for Sale	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Assets Held for Sale

Note 6 — Assets Held for Sale

We had no assets classified as assets held for sale as of December 31, 2013. During 2013, for five rigs previously reported as assets held for sale, management concluded that facts and circumstances no longer support the expectation that a sale would be consummated within a reasonable time period. During the 2013 second quarter, we reclassified three rigs from assets held for sale to assets held and used and inventory. We initially classified the three rigs as assets held for sale as of December 31, 2010. We performed an analysis of the fair value of the three rigs and determined the rigs’ carrying amount was less than fair value; therefore, the rigs were reclassified at their carrying amount at the time the assets were classified as held for sale, adjusted for depreciation expense that would have been recognized had the assets been continuously classified as held and used. The amount of additional depreciation recorded during the 2013 second quarter to place the assets in held and used categorization was $0.7 million.

Additionally, during the 2013 fourth quarter we reclassified two rigs from assets held for sale to assets held and used and inventory. We initially classified these rigs as held for sale as of September 30, 2012. We performed an analysis of the fair value of the two rigs and determined the fair value was less than the carrying amount before the assets were classified as held for sale, adjusted for any depreciation expense that would have been recognized had the assets been continuously classified as held and used. Therefore, during the 2013 fourth quarter we recorded a non-cash charge of $1.9 million to reflect the rigs current estimated fair value.

We have adjusted the Assets held for sale, Inventory, and Property, plant and equipment balances for the year ended December 31, 2012 from what was reported in our December 31, 2012 Form 10-K, to reflect the reclassification of these assets.